Capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of future minimum lease payments due under capital leases
The minimum lease payments due in each of the next five fiscal years and thereafter are as follows:

2017	$26,353
2018	24,385
2019	11,396
2020	3,281
2021 and thereafter	—
Subtotal:	$65,415
Less: amount representing interest	(4,015)
Carrying amount of minimum lease payments	$61,400
Less: current portion	(24,062)
Long term portion	$37,338